Mary T. Hoeltzel Vice President and Chief Accounting Officer

Routing  TL14A

1601 Chestnut Street

Philadelphia, PA 19192

Telephone  215.761.1170

Facsimile  215.761.5004

Mary.hoeltzel@cigna.com

February 25, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC  20549

Attention:  Filing Desk Stop 1-4

Re:	CIGNA Corporation
Annual Report on Form 10-K
File Number 1-8323

Dear Sir or Madam:

On behalf of CIGNA Corporation (the “Company”), I submit for filing pursuant to Section 13 of the Securities Exchange Act of 1934, the Company’s Annual Report on Form 10-K for the year ended December 31, 2010.

In accordance with General Instruction D(3) to Form 10-K, the Company notes that the Financial Statements in the Report do not reflect any changes in any accounting principles or practices, or in the method of applying any such principles or practices.

If you have any questions concerning this filing, kindly telephone me.

Very truly yours,

Mary T. Hoeltzel